TRADE AND OTHER PAYABLES	3 Months Ended
Mar. 31, 2021
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

As at March 31, 2021 and December 31, 2020, the Company had the following amounts due to creditors:

	March 31, 2021		December 31, 2020
	$		$
Trade Payables		31,647		73,447
Accrued Liabilities		85,200		74,150

		116,847		147,597